CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 14,576	$ 11,592	$ 11,803
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	8,717	7,887	7,393
Stock-based compensation	1,067	933	690
Compensation associated with acquisition of subsidiary	0	0	128
Amortization of premium and accrued interest on marketable securities	(225)	0	0
Net changes in operating assets and liabilities, net of amount acquired:
Trade receivables, net	(6,637)	(6,677)	(1,649)
Other operating assets	127	(2,317)	152
Deferred tax assets, net	(1,020)	1,133	(194)
Trade payables	(3,297)	1,874	1,746
Other operating liabilities	8,469	383	333
Deferred revenues and customer advances	(223)	2,508	(2,372)
Accrued severance pay, net	7	(50)	762
Net cash provided by operating activities	21,561	17,266	18,792
Cash flows from investing activities:
Purchase of property and equipment	(1,468)	(4,129)	(1,327)
Capitalized software development costs	(6,094)	(5,392)	(3,464)
Acquisition of KPI (b)	(2,064)	0	0
Investment in marketable securities	(34,906)	0	0
Proceeds from sale of marketable securities	1,543	0	0
Restricted cash	239	(210)	(68)
Net cash used in investing activities	(42,750)	(9,731)	(4,859)
Cash flows from financing activities:
Proceeds from employee stock options exercised	1,569	1,689	1,199
Repurchase of shares	0	0	(7,000)
Issuance of shares upon public offering, net	0	37,791	0
Distribution of dividend	0	(5,802)	0
Dividend to non-controlling interest	(106)	(157)	(182)
Net cash provided by (used in) financing activities	1,463	33,521	(5,983)
Effect of exchange rate changes on cash	(3,187)	207	(360)
Increase (decrease) in cash and cash equivalents	(22,913)	41,263	7,590
Cash and cash equivalents at beginning of year	70,313	29,050	21,460
Cash and cash equivalents at end of year	47,400	70,313	29,050
Supplemental cash flow activities:
Interest paid	5	7	2
Interest received	(604)	7	5
Income taxes	665	739	1,752
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)	(228)	0	0
Goodwill and other intangible assets	(2,013)	0	0
Redeemable non-controlling interest	177	0	0
Fair Value Of Net Assets Acquired	$ (2,064)	$ 0	$ 0